ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Government authorities	$ 40	$ 101
Accrued expenses	566	478
Tax liabilities	219	498
Others	37	143
Accrued expenses and other current liabilities	$ 862	$ 1,220